PROPERTY AND EQUIPMENT (Narrative) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Depreciation		$ 28,622	$ 114,489
Exploration and evaluation assets [Member]
Statements Line Items
Depreciation	$ 11,736	$ 10,722	$ 21,711